Other payable (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Other payable
Other payable to related party	¥ 387	¥ 13,533
Accrued expenses	21,960	8,685
Other taxes payable	433	3,615
Total	¥ 22,780	¥ 25,833